Other disclosures - Schedule of changes in financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	€ 629	€ 905
Purchases/Settlements	84	27
Sales/Amortisation	(160)	(27)
Changes in fair value recognized in profit or loss	43	2
Changes in fair value recognised in equity	0	0
Level reclassifications	(14)	(314)
Other	48	30
Financial liabilities, at fair value, period ending	630	623
Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	7,667	8,543
Purchases/Settlements	5,103	3,158
Sales/Amortisation	(5,417)	(3,157)
Changes in fair value recognized in profit or loss	62	(9)
Changes in fair value recognised in equity	(191)	(127)
Level reclassifications	174	33
Other	263	93
Financial assets, at fair value, period ending	7,661	8,534
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	629
Financial liabilities, at fair value, period ending	630
Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	160	295
Purchases/Settlements	84	27
Sales/Amortisation	(61)	(27)
Changes in fair value recognized in profit or loss	42	(23)
Changes in fair value recognised in equity	0	0
Level reclassifications	(14)	(25)
Other	0	9
Financial liabilities, at fair value, period ending	211	256
Level 3 | Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	469	610
Purchases/Settlements	0	0
Sales/Amortisation	(99)	0
Changes in fair value recognized in profit or loss	1	25
Changes in fair value recognised in equity	0	0
Level reclassifications		(289)
Other	48	21
Financial liabilities, at fair value, period ending	419	367
Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	537	740
Purchases/Settlements	29	67
Sales/Amortisation	(9)	(91)
Changes in fair value recognized in profit or loss	(52)	(51)
Changes in fair value recognised in equity	0	0
Level reclassifications	(2)	(59)
Other	14	5
Financial assets, at fair value, period ending	517	611
Level 3 | Financial assets at fair value through profit and loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	418	649
Purchases/Settlements	0	53
Sales/Amortisation	(3)	(127)
Changes in fair value recognized in profit or loss	4	35
Changes in fair value recognised in equity	0	0
Level reclassifications		(163)
Other	75	31
Financial assets, at fair value, period ending	494	478
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,865	934
Purchases/Settlements	112	97
Sales/Amortisation	(218)	(114)
Changes in fair value recognized in profit or loss	110	7
Changes in fair value recognised in equity	0	0
Level reclassifications	(29)
Level reclassifications		515
Other	105	30
Financial assets, at fair value, period ending	1,945	1,469
Level 3 | Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	4,847	6,220
Purchases/Settlements	4,962	2,941
Sales/Amortisation	(5,187)	(2,825)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(191)	(127)
Level reclassifications		(260)
Level reclassifications	205
Other	69	27
Financial assets, at fair value, period ending	4,705	5,976
Trading derivatives | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	160	295
Purchases/Settlements	84	27
Sales/Amortisation	(61)	(27)
Changes in fair value recognized in profit or loss	42	(23)
Changes in fair value recognised in equity	0	0
Level reclassifications	(14)	(25)
Other	0	9
Financial liabilities, at fair value, period ending	211	256
Swaps | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	44	81
Purchases/Settlements	15	3
Sales/Amortisation	(5)	(3)
Changes in fair value recognized in profit or loss	80	(19)
Changes in fair value recognised in equity	0	0
Level reclassifications		(4)
Other	(13)	(1)
Financial liabilities, at fair value, period ending	121	57
Exchange rate options | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	7	1
Purchases/Settlements	6	0
Sales/Amortisation	(14)	0
Changes in fair value recognized in profit or loss	1	21
Changes in fair value recognised in equity	0	0
Other	0	1
Financial liabilities, at fair value, period ending	0	23
IR Options | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	26	49
Purchases/Settlements	42	6
Sales/Amortisation	(20)	(13)
Changes in fair value recognized in profit or loss	(16)	(6)
Changes in fair value recognised in equity	0	0
Other	0	0
Financial liabilities, at fair value, period ending	32	36
Index and securities options | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	67	97
Purchases/Settlements	0	16
Sales/Amortisation	(2)	(4)
Changes in fair value recognized in profit or loss	0	34
Changes in fair value recognised in equity	0	0
Level reclassifications		(21)
Other	(65)	10
Financial liabilities, at fair value, period ending	0	132
Interest rate and equity futures | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0	2
Purchases/Settlements	0	0
Sales/Amortisation	0	(2)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	0	0
Other	0	0
Financial liabilities, at fair value, period ending	0	0
Others | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	16	65
Purchases/Settlements	21	2
Sales/Amortisation	(20)	(5)
Changes in fair value recognized in profit or loss	(23)	(53)
Changes in fair value recognised in equity	0	0
Level reclassifications	(14)
Other	78	(1)
Financial liabilities, at fair value, period ending	58	8
Credit institutions | Level 3 | Financial assets at fair value through profit and loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	0	163
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	0	0
Level reclassifications		(163)
Other	0	0
Financial assets, at fair value, period ending	0	0
Customers | Level 3 | Financial assets at fair value through profit and loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	18	19
Purchases/Settlements	0	0
Sales/Amortisation	(3)	(2)
Changes in fair value recognized in profit or loss	(2)	0
Changes in fair value recognised in equity	0	0
Other	0	0
Financial assets, at fair value, period ending	13	17
Customers | Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	268	295
Purchases/Settlements	20	56
Sales/Amortisation	(67)	(71)
Changes in fair value recognized in profit or loss	40	(18)
Changes in fair value recognised in equity	0	0
Other	58	4
Financial assets, at fair value, period ending	319	266
Customers | Level 3 | Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	3,880	4,792
Purchases/Settlements	4,960	2,865
Sales/Amortisation	(5,177)	(2,782)
Changes in fair value recognised in equity	(17)	(18)
Level reclassifications		(192)
Level reclassifications	137
Other	5	3
Financial assets, at fair value, period ending	3,788	4,668
Debt instruments | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	22	7
Purchases/Settlements	0	17
Sales/Amortisation	0	(2)
Changes in fair value recognized in profit or loss	1	(3)
Changes in fair value recognised in equity	0	0
Other	5	0
Financial assets, at fair value, period ending	28	19
Debt instruments | Level 3 | Financial assets at fair value through profit and loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	400	467
Purchases/Settlements	0	53
Sales/Amortisation	0	(125)
Changes in fair value recognized in profit or loss	6	35
Changes in fair value recognised in equity	0	0
Other	75	31
Financial assets, at fair value, period ending	481	461
Debt instruments | Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	366	134
Purchases/Settlements	0	0
Sales/Amortisation	(25)	(11)
Changes in fair value recognized in profit or loss	(3)	6
Changes in fair value recognised in equity	0	0
Level reclassifications	(29)
Level reclassifications		12
Other	2	9
Financial assets, at fair value, period ending	311	150
Debt instruments | Level 3 | Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	146	206
Purchases/Settlements	0	74
Sales/Amortisation	(1)	(25)
Changes in fair value recognised in equity	9	40
Level reclassifications		(68)
Other	63	17
Financial assets, at fair value, period ending	217	244
Equity instruments | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	2	3
Purchases/Settlements	0	0
Sales/Amortisation	0	(1)
Changes in fair value recognized in profit or loss	(1)	1
Changes in fair value recognised in equity	0	0
Other	0	0
Financial assets, at fair value, period ending	1	3
Equity instruments | Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,231	505
Purchases/Settlements	92	41
Sales/Amortisation	(126)	(32)
Changes in fair value recognized in profit or loss	73	19
Changes in fair value recognised in equity	0	0
Level reclassifications		503
Other	45	17
Financial assets, at fair value, period ending	1,315	1,053
Equity instruments | Level 3 | Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	821	1,222
Purchases/Settlements	2	2
Sales/Amortisation	(9)	(18)
Changes in fair value recognised in equity	(183)	(149)
Level reclassifications	68
Other	1	7
Financial assets, at fair value, period ending	700	1,064
Derivatives | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	513	730
Purchases/Settlements	29	50
Sales/Amortisation	(9)	(88)
Changes in fair value recognized in profit or loss	(52)	(49)
Changes in fair value recognised in equity	0	0
Level reclassifications	(2)	(59)
Other	9	5
Financial assets, at fair value, period ending	488	589
Swaps | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	224	272
Purchases/Settlements	0	5
Sales/Amortisation	0	(12)
Changes in fair value recognized in profit or loss	5	(29)
Changes in fair value recognised in equity	0	0
Level reclassifications		(1)
Other	(13)	(2)
Financial assets, at fair value, period ending	216	233
Exchange rate options | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	12	22
Purchases/Settlements	0	14
Sales/Amortisation	(9)	(27)
Changes in fair value recognized in profit or loss	11	24
Changes in fair value recognised in equity	0	0
Other	(1)	0
Financial assets, at fair value, period ending	13	33
IR Options | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	182	241
Purchases/Settlements	0	7
Sales/Amortisation	0	(39)
Changes in fair value recognized in profit or loss	(98)	(24)
Changes in fair value recognised in equity	0	0
Level reclassifications	(1)
Other	0	0
Financial assets, at fair value, period ending	83	185
Index and securities options | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	41	94
Purchases/Settlements	0	11
Sales/Amortisation	0	(4)
Changes in fair value recognized in profit or loss	1	20
Changes in fair value recognised in equity	0	0
Level reclassifications		(59)
Other	(40)	4
Financial assets, at fair value, period ending	2	66
Others | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	54	101
Purchases/Settlements	29	13
Sales/Amortisation	0	(6)
Changes in fair value recognized in profit or loss	29	(40)
Changes in fair value recognised in equity	0	0
Level reclassifications	(1)
Level reclassifications		1
Other	63	3
Financial assets, at fair value, period ending	€ 174	€ 72